Fair Value Measurements - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash	$ 1,300,000	$ 1,600,000
US Treasury Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash	$ 1,376	$ 667